CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands		Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts | $		$ 61		$ 85
Ordinary shares, par value per share | ₪ / shares			₪ 10		₪ 10
Ordinary shares, shares authorized		12,000,000		12,000,000
Ordinary shares, shares issued	[1]	9,347,780		9,320,725
Ordinary shares, shares outstanding	[1]	9,347,780		9,320,725

[1]	Share data is retroactively adjusted to reflect 1 to 10 reverse stock split (refer to Note 15)